Supplement dated March 15, 2023
to the Prospectus of Ameriprise Certificates
(April 27, 2022) S-6000 AV (4/22)
This Supplement supersedes the Supplement dated January 25, 2023.
For Ameriprise Flexible Savings Certificate:  Effective for sales on or after March 15, 2023, information about interest rate ranges for new purchases found on pages 19-21 of the Prospectus has been revised to read as follows:
For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 335 basis points (3.35%) above to 435 basis points (4.35%) above the National Deposit Rate published for 3-month CDs.
6 months	Within a range from 325 basis points (3.25%) above to 425 basis points (4.25%) above the National Deposit Rate published for 6-month CDs.
9 months	Within a range from 335 basis points (3.35%) above to 435 basis points (4.35%) above the National Deposit Rate published for 6-month CDs.
12 months	Within a range from 300 basis points (3.00%) above to 400 basis points (4.00%) above the National Deposit Rate published for 12-month CDs.
18 months	Within a range from 290 basis points (2.90%) above to 390 basis points (3.90%) above the National Deposit Rate published for 12-month CDs.
24 months	Within a range from 290 basis points (2.90%) above to 390 basis points (3.90%) above the National Deposit Rate published for 24-month CDs.
30 months	Within a range from 275 basis points (2.75%) above to 375 basis points (3.75%) above the National Deposit Rate published for 24-month CDs.
36 months	Within a range from 280 basis points (2.80%) above to 380 basis points (3.80%) above the National Deposit Rate published for 36-month CDs.
For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 345 basis points (3.45%) above to 445 basis points (4.45%) above the National Deposit Rate published for 3-month CDs.
6 months	Within a range from 335 basis points (3.35%) above to 435 basis points (4.35%) above the National Deposit Rate published for 6-month CDs.
9 months	Within a range from 345 basis points (3.45%) above to 445 basis points (4.45%) above the National Deposit Rate published for 6-month CDs.
12 months	Within a range from 310 basis points (3.10%) above to 410 basis points (4.10%) above the National Deposit Rate published for 12-month CDs.
18 months	Within a range from 300 basis points (3.00%) above to 400 basis points (4.00%) above the National Deposit Rate published for 12-month CDs.
24 months	Within a range from 300 basis points (3.00%) above to 400 basis points (4.00%) above the National Deposit Rate published for 24-month CDs.
30 months	Within a range from 285 basis points (2.85%) above to 385 basis points (3.85%) above the National Deposit Rate published for 24-month CDs.
36 months	Within a range from 290 basis points (2.90%) above to 390 basis points (3.90%) above the National Deposit Rate published for 36-month CDs.
For example, if the average rate most recently published for the National Deposit Rate for 12-month CDs is 1.36%, our rate in effect for the following week for investment amounts less than $100,000 would be between 4.36% and 5.36% for the 12-month term product.
For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 325 basis points (3.25%) above to 425 basis points (4.25%) above the National Deposit Rate published for 6-month CDs.
11 months	Within a range from 325 basis points (3.25%) above to 425 basis points (4.25%) above the National Deposit Rate published for 12-month CDs.
19 months	Within a range from 315 basis points (3.15%) above to 415 basis points (4.15%) above the National Deposit Rate published for 12-month CDs.
25 months	Within a range from 315 basis points (3.15%) above to 415 basis points (4.15%) above the National Deposit Rate published for 24-month CDs.
31 months	Within a range from 300 basis points (3.00%) above to 400 basis points (4.00%) above the National Deposit Rate published for 24-month CDs.
37 months	Within a range from 305 basis points (3.05%) above to 405 basis points (4.05%) above the National Deposit Rate published for 36-month CDs.
*	See section entitled “Investment Amounts and Terms” about minimum investment requirements.
For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 335 basis points (3.35%) above to 435 basis points (4.35%) above the National Deposit Rate published for 6-month CDs.
11 months	Within a range from 335 basis points (3.35%) above to 435 basis points (4.35%) above the National Deposit Rate published for 12-month CDs.
13 months*	Within a range from 325 basis points (3.25%) above to 425 basis points (4.25%) above the National Deposit Rate published for 12-month CDs.
19 months	Within a range from 325 basis points (3.25%) above to 425 basis points (4.25%) above the National Deposit Rate published for 12-month CDs.
25 months	Within a range from 325 basis points (3.25%) above to 425 basis points (4.25%) above the National Deposit Rate published for 24-month CDs.
31 months	Within a range from 310 basis points (3.10%) above to 410 basis points (4.10%) above the National Deposit Rate published for 24-month CDs.
37 months	Within a range from 315 basis points (3.15%) above to 415 basis points (4.15%) above the National Deposit Rate published for 36-month CDs.
*	See section entitled “Investment Amounts and Terms” about minimum investment requirements.
The rest of the information on pages 19-21 remains unchanged.
S-6000-57 A (3/23)

For Ameriprise Cash Reserve Certificate: Effective for sales on or after January 25, 2023, information about interest rate ranges for new purchases found on page 12 of the Prospectus has been revised to read as follows:
Investment Amount	Rate For New Purchases
From $50 to $9,999.99	Within a range from 100 basis points (1.00%) above to 200 basis points (2.00%) above the National Deposit Rate published for 3-month CDs
From $10,000 to $24,999.99	Within a range from 100 basis points (1.00%) above to 200 basis points (2.00%) above the National Deposit Rate published for 3-month CDs
$25,000 and above	Within a range from 100 basis points (1.00%) above to 200 basis points (2.00%) above the National Deposit Rate published for 3-month CDs
For example, if the most recently published National Deposit Rate for 3-month CDs is 0.57%, our rate in effect for the following week for investment amounts of $10,000 to $24,999.99 would be between 1.57% and 2.57%.
The rest of the information on page 12 remains unchanged.
For Ameriprise Cash Reserve Certificate: Effective for sales on or after December 14, 2022, information about promotional rates found on page 13 of the Prospectus has been revised to read as follows:
Investment Amount	Promotion Rate
From $50 to $9,999.99	Within a range from 125 basis points (1.25%) above to 225 basis points (2.25%) above the National Deposit Rate published for 3-month CDs
From $10,000 to $24,999.99	Within a range from 125 basis points (1.25%) above to 225 basis points (2.25%) above the National Deposit Rate published for 3-month CDs
$25,000 and above	Within a range from 125 basis points (1.25%) above to 225 basis points (2.25%) above the National Deposit Rate published for 3-month CDs
The rest of the information on page 13 remains unchanged.
For Ameriprise Stock Market Certificate: Effective for sales on or after November 9, 2022, with the first term beginning on or after November 16, 2022, information about maximum return ranges and minimum guaranteed interest rate ranges on partial participation found on page 3 of the Prospectus has been revised to read as follows:
For your first term, the maximum return will be within the range of 6.25% to 7.25% for the 1 year term, 13.00% to 14.00% for the 2 year term and 20.00% to 21.00% for the 3 year term. The minimum guaranteed interest rate on partial participation will be within the range of 1.30% to 2.30% for the 1 year term, within the range of 3.05% to 4.05% for the 2 year term and within the range of 5.00% to 6.00% for the 3 year term.
The rest of the information on page 3 remains unchanged.
This Supplement should be retained for future reference.
S-6000-57 A (3/23)